Earnings per share - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted1	£ 4,933	£ 3,389	[1],[2]	£ 5,355	[1]
Weighted-average number of ordinary shares in issue – basic (in shares)	64,953	68,847		70,937
Adjustment for share options and awards (in shares)	807	835		848
Weighted-average number of ordinary shares in issue – diluted (in shares)	65,760	69,682		71,785
Basic earnings per share (in GBP per share)	£ 0.076	£ 0.049	[1],[2]	£ 0.075	[1]
Diluted earnings per share (in GBP per share)	£ 0.075	£ 0.049	[1],[2]	£ 0.075	[1]

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.